Organization, Description of Business, Reverse Stock Splits and Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2013	Mar. 01, 2013	Feb. 08, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 27, 2012 Preferred Stock [Member] Before Amendment [Member]	Nov. 27, 2012 Preferred Stock [Member] After Amendment [Member]	Nov. 27, 2012 Series A Preferred Stock [Member]	Nov. 27, 2012 Series A-1 and our Series B preferred stock [Member]	Mar. 01, 2013 Reverse stock split [Member]	Feb. 08, 2013 Reverse stock split [Member]	Jun. 30, 2013 Cancer Genetics Italia SRL [Member]	Jun. 30, 2012 Cancer Genetics Italia SRL [Member]	Jun. 30, 2013 Cancer Genetics Italia SRL [Member]	Jun. 30, 2012 Cancer Genetics Italia SRL [Member]	Dec. 31, 2012 Cancer Genetics Italia SRL [Member]	Dec. 31, 2011 Cancer Genetics Italia SRL [Member]	Dec. 31, 2010 Cancer Genetics Italia SRL [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Total assets				$ 6,455,584		$ 6,455,584		$ 8,951,771	$ 7,031,463								$ 311,000		$ 311,000		$ 329,000	$ 236,000
Revenue				1,831,649	1,148,475	3,050,316	1,983,227	4,301,563	3,019,407	2,521,579							48,000	21,000	92,000	36,000	91,000	103,000	28,000
Reverse stock split ratio		0.4	0.5												0.4	0.5
Number of common stock sold at public offering	690,000			4,316,691		4,316,691		1,349,936	1,295,026
Public offering price per share	$ 10.00
Gross proceeds from initial public offering	6,900,000
Net proceeds from initial public offering	5,000,000					5,054,514
Aggregate number of Series A and Series B convertible preferred stock converted into common stock	1,287,325
Fair value of derivative warrants	7,200,000					7,170,000
Value of debt converted	9,634,300
Conversion of debt into common stock	963,430					12,596,066
Conversion of preferred stock						$ 241					$ 25,000,000	$ 15,000,000
Conversion ratio													0.6	0.2